Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 163.4	SFr 81.2
Accrued personnel expenses	10.4	20.0
Indirect taxes (VAT/GST) payables	30.6	24.0
Social security payables	17.5	6.7
Other payables	17.1	16.5
Other current operating liabilities	10.7	8.0
Other current operating liabilities	SFr 249.9	SFr 156.4